Shareholder Report, Holdings (Details) - Opportunistic Trader ETF [Member]	Jun. 30, 2026
QQQ US 07/08/26 C731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
QQQ US 07/07/26 C727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.68%
MU US 07/02/26 C1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.99%
QQQ US 07/01/26 C738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
NVDA US 07/01/26 C197.5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
SPXW US 07/01/26 C7520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
QQQ US 07/01/26 C746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
US Treasury 3 Month Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
SPXW US 07/01/26 C7500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.74%)
QQQ US 07/01/26 C741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.21%)
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	165.35%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.07%)